Consolidated Statements of Changes In Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock	Common Stock Class A	Common Stock Class B	Common Stock	Treasury Stock	Additional Paid-In Capital	SAFE Note	Accumulated Deficit	Total
Balance at Mar. 31, 2023	$ 18,931			$ 5,500		$ 36,626,321	$ 1,701,692	$ (35,419,922)	$ 2,932,522
Balance (in Shares) at Mar. 31, 2023	18,931,266			5,500,000
Balance (in Shares) at Mar. 31, 2023
Cummulative-effect adjustment ASC 326 adoption								(22,483)	(22,483)
Stock-based compensation						40,798			40,798
Issuance of common stock for services				$ 2,750		4,644,750			4,647,500
Issuance of common stock for services (in Shares)				2,750,000
Issuance of preferred stock	$ 622					3,559,113			3,559,735
Issuance of preferred stock (in Shares)	622,411
Issuance of SAFE Notes							2,642,182		2,642,182
Conversion of SAFE notes	$ 673					3,347,683	(3,348,356)
Conversion of SAFE notes (in Shares)	672,887
Net loss								(12,401,393)	(12,401,393)
Balance at Mar. 31, 2024	$ 20,226	$ 8,250		$ 8,250		48,218,665	995,518	(47,843,798)	1,398,861
Balance (in Shares) at Mar. 31, 2024	20,226,564	8,250,000		8,250,000
Balance (in Shares) at Mar. 31, 2024
Stock-based compensation						16,117			16,117
Repurchase of common stock					$ (2,750)				(2,750)
Repurchase of common stock (in Shares)					(2,750,000)
Issuance of common stock for services					$ 2,750	4,644,750			4,647,500
Issuance of common stock for services (in Shares)					2,750,000
Issuance of SAFE Notes							3,598,805		3,598,805
Conversion of SAFE notes	$ 923					4,593,400	(4,594,323)
Conversion of SAFE notes (in Shares)	922,986
Net loss								(7,201,064)	(7,201,064)
Balance at Jun. 30, 2024	$ 21,149	$ 8,250				57,472,932		(55,044,862)	2,457,469
Balance (in Shares) at Jun. 30, 2024	21,149,550	8,250,000
Balance (in Shares) at Jun. 30, 2024
Balance at Mar. 31, 2024	$ 20,226	$ 8,250		$ 8,250		48,218,665	995,518	(47,843,798)	1,398,861
Balance (in Shares) at Mar. 31, 2024	20,226,564	8,250,000		8,250,000
Balance (in Shares) at Mar. 31, 2024
Net loss									(12,024,068)
Balance at Dec. 31, 2024	$ 21,566	$ 8,259				59,882,626		(59,867,866)	44,585
Balance (in Shares) at Dec. 31, 2024	21,566,251	8,258,841
Balance (in Shares) at Dec. 31, 2024
Balance at Mar. 31, 2024	$ 20,226	$ 8,250		$ 8,250		48,218,665	995,518	(47,843,798)	1,398,861
Balance (in Shares) at Mar. 31, 2024	20,226,564	8,250,000		8,250,000
Balance (in Shares) at Mar. 31, 2024
Stock-based compensation						1,213,195			1,213,195
Exercise of common stock warrants				$ 9		86			95
Exercise of common stock warrants (in Shares)				9,644
Repurchase of common stock					$ (2,750)				$ (2,750)
Repurchase of common stock (in Shares)					(2,750,000)				2,750,000
Issuance of common stock for services					$ 2,750	4,644,750			$ 4,647,500
Issuance of common stock for services (in Shares)					2,750,000
Issuance of preferred stock	$ 539					2,998,512			2,999,051
Issuance of preferred stock (in Shares)	538,692
Issuance of preferred stock for debt extinguishment (in Shares)				74,430
Issuance of SAFE Notes							3,598,805		3,598,805
Conversion of SAFE notes	$ 923					4,593,400	(4,594,323)
Conversion of SAFE notes (in Shares)	922,986
Net loss								(14,648,792)	(14,648,792)
Balance at Mar. 31, 2025	$ 21,688	$ 8,259		$ 8,259		61,668,608		(62,492,590)	(794,035)
Balance (in Shares) at Mar. 31, 2025	21,688,242	8,259,644		8,259,644
Balance (in Shares) at Mar. 31, 2025
Balance at Jun. 30, 2024	$ 21,149	$ 8,250				57,472,932		(55,044,862)	2,457,469
Balance (in Shares) at Jun. 30, 2024	21,149,550	8,250,000
Balance (in Shares) at Jun. 30, 2024
Stock-based compensation						10,638			10,638
Issuance of preferred stock	$ 40					249,960			250,000
Issuance of preferred stock (in Shares)	40,192
Net loss								(2,852,391)	(2,852,391)
Balance at Sep. 30, 2024	$ 21,189	$ 8,250				57,733,530		(57,897,253)	(134,284)
Balance (in Shares) at Sep. 30, 2024	21,189,742	8,250,000
Balance (in Shares) at Sep. 30, 2024
Stock-based compensation						9,714			9,714
Exercise of common stock warrants		$ 9				79			88
Exercise of common stock warrants (in Shares)		8,841
Issuance of preferred stock	$ 377					2,139,303			2,139,680
Issuance of preferred stock (in Shares)	376,509
Net loss								(1,970,613)	(1,970,613)
Balance at Dec. 31, 2024	$ 21,566	$ 8,259				59,882,626		(59,867,866)	44,585
Balance (in Shares) at Dec. 31, 2024	21,566,251	8,258,841
Balance (in Shares) at Dec. 31, 2024
Balance at Dec. 31, 2025		$ 26,352	$ 4,500			66,401,214		(69,384,892)	(2,952,826)
Balance (in Shares) at Dec. 31, 2025		26,352,457	4,500,000
Balance at Mar. 31, 2025	$ 21,688	$ 8,259		$ 8,259		61,668,608		(62,492,590)	(794,035)
Balance (in Shares) at Mar. 31, 2025	21,688,242	8,259,644		8,259,644
Balance (in Shares) at Mar. 31, 2025
Stock-based compensation						10,897			10,897
Exercise of common stock warrants		$ 7				72			79
Exercise of common stock warrants (in Shares)		8,038
Issuance of preferred stock	$ 304					1,493,569			1,493,873
Issuance of preferred stock (in Shares)	303,435
Issuance of preferred stock for debt extinguishment	$ 74					462,881			462,955
Issuance of preferred stock for debt extinguishment (in Shares)	74,430
Issuance of warrants for debt extinguishment						122,884			122,884
Net loss								(2,307,155)	(2,307,155)
Balance at Jun. 30, 2025	$ 22,066	$ 8,266				63,758,911		(64,799,745)	(1,010,502)
Balance (in Shares) at Jun. 30, 2025	22,066,107	8,267,682
Balance at Mar. 31, 2025	$ 21,688	$ 8,259		$ 8,259		61,668,608		(62,492,590)	(794,035)
Balance (in Shares) at Mar. 31, 2025	21,688,242	8,259,644		8,259,644
Balance (in Shares) at Mar. 31, 2025
Net loss									(6,892,302)
Balance at Dec. 31, 2025		$ 26,352	$ 4,500			66,401,214		(69,384,892)	(2,952,826)
Balance (in Shares) at Dec. 31, 2025		26,352,457	4,500,000
Balance at Jun. 30, 2025	$ 22,066	$ 8,266				63,758,911		(64,799,745)	(1,010,502)
Balance (in Shares) at Jun. 30, 2025	22,066,107	8,267,682
Stock-based compensation						10,953			10,953
Exercise of common stock warrants		$ 239				2,141			2,380
Exercise of common stock warrants (in Shares)		237,892
Preferred stock reclass	$ (22,153)	$ 22,153
Preferred stock reclass (in Shares)	(22,153,166)	22,153,166
Investor incentive						(214,906)			(214,906)
Fair value of common stock warrants						1,427,653			1,427,653
Fractional share rounding		$ (1)							(1)
Fractional share rounding (in Shares)		(1,888)
Issuance of common stock for services		$ 115				194,520			194,635
Issuance of common stock for services (in Shares)		115,169
Issuance of preferred stock	$ 87					451,392			451,479
Issuance of preferred stock (in Shares)	87,059
Net loss								(1,854,203)	(1,854,203)
Balance at Sep. 30, 2025		$ 30,772				65,630,664		(66,653,948)	(992,512)
Balance (in Shares) at Sep. 30, 2025		30,772,021
Stock-based compensation						14,165			14,165
Exercise of common stock warrants		$ 57				518			575
Exercise of common stock warrants (in Shares)		57,579
Fair value of common stock warrants						717,948			717,948
Issuance of common stock for services		$ 23				37,919			37,942
Issuance of common stock for services (in Shares)		22,857
Class A to Class B share conversion		$ (4,500)	$ 4,500
Class A to Class B share conversion (in Shares)		(4,500,000)	4,500,000
Net loss								(2,730,944)	(2,730,944)
Balance at Dec. 31, 2025		$ 26,352	$ 4,500			$ 66,401,214		$ (69,384,892)	$ (2,952,826)
Balance (in Shares) at Dec. 31, 2025		26,352,457	4,500,000